Schedule of Investments

July 31, 2024 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Common Stock†† (97.0%)
Communication Services (1.7%)
AMC Networks, Cl A*	49,300	$549
Nexstar Media Group, Cl A	19,200	3,548
Playtika Holding	152,200	1,161
Shutterstock	28,200	1,247
TEGNA	125,800	2,004
		8,509

Consumer Discretionary (13.8%)
Academy Sports & Outdoors	42,600	2,303
ADT	224,300	1,745
Adtalem Global Education*	20,200	1,584
AutoNation*	12,000	2,289
Bloomin' Brands	115,000	2,398
Capri Holdings*	14,500	486
Carriage Services, Cl A	38,200	1,225
Carter's	27,200	1,647
Dick's Sporting Goods	8,600	1,861
Dine Brands Global	24,400	874
Ethan Allen Interiors	68,900	2,127
Genesco*	20,200	623
G-III Apparel Group*	73,334	2,022
Goodyear Tire & Rubber*	74,800	875
Group 1 Automotive	13,000	4,754
Guess?	48,500	1,166
H&R Block	42,900	2,485
Harley-Davidson	55,700	2,089
Haverty Furniture	33,600	983
JAKKS Pacific*	20,080	422
KB Home	30,100	2,591
Marriott Vacations Worldwide	8,150	689
Meritage Homes	15,900	3,226
Nordstrom	57,000	1,301
ODP*	34,400	1,454
Penske Automotive Group	5,600	975
Perdoceo Education	74,500	1,847
Playa Hotels & Resorts*	152,300	1,291
Polaris	12,900	1,074
PVH	16,500	1,683
Sally Beauty Holdings*	80,000	916
Shoe Carnival	45,300	1,924
Smith & Wesson Brands	84,200	1,394
Toll Brothers	46,200	6,593
Tri Pointe Homes*	81,900	3,706
Winnebago Industries	22,000	1,376
		65,998

Consumer Staples (3.2%)
Central Garden & Pet, Cl A*	34,700	1,192
Energizer Holdings	52,700	1,623
Herbalife*	108,500	1,332
Ingles Markets, Cl A	16,264	1,318
Ingredion	35,800	4,452

LSV Small Cap Value Fund
	Shares	Value (000)
Consumer Staples (continued)
PriceSmart	24,800	$2,265
SpartanNash	34,500	729
Spectrum Brands Holdings	13,400	1,134
Sprouts Farmers Market*	16,660	1,664
		15,709

Energy (8.6%)
Berry	224,200	1,538
California Resources	60,300	3,102
Chord Energy	6,200	1,064
CNX Resources*	104,100	2,756
CONSOL Energy*	17,500	1,747
DHT Holdings	210,200	2,470
Gulfport Energy*	14,200	2,090
Helmerich & Payne	31,000	1,253
HF Sinclair	69,900	3,598
Liberty Energy, Cl A	150,300	3,630
Matador Resources	43,000	2,644
Murphy Oil	58,100	2,404
Patterson-UTI Energy	97,300	1,069
PBF Energy, Cl A	69,800	2,844
Peabody Energy	80,300	1,783
Scorpio Tankers	40,200	3,082
SM Energy	35,500	1,640
World Kinect	70,700	1,975
		40,689

Financials (29.8%)
Affiliated Managers Group	13,200	2,450
Apollo Commercial Real Estate Finance‡	85,482	932
Arbor Realty Trust‡	116,631	1,574
Associated Banc-Corp	222,100	5,104
Axis Capital Holdings	39,400	2,985
Banco Latinoamericano de Comercio Exterior, Cl E	69,200	2,237
Bank of NT Butterfield & Son	35,000	1,342
Bank OZK	46,400	2,176
BankUnited	60,800	2,342
Berkshire Hills Bancorp	53,600	1,479
Blue Owl Capital	156,700	2,432
Brookline Bancorp	106,700	1,119
Camden National	48,500	2,021
Carlyle Secured Lending	90,300	1,595
Cathay General Bancorp	43,603	1,932
Central Pacific Financial	95,300	2,486
CNO Financial Group	181,000	6,310
Columbia Banking System	120,200	3,144
Community Trust Bancorp	17,000	862
Dime Community Bancshares	62,200	1,572
Employers Holdings	46,600	2,237
EVERTEC	28,500	982
Financial Institutions	43,990	1,158
First BanCorp	139,442	2,991

Schedule of Investments

July 31, 2024 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Financials (continued)
First Busey	103,900	$2,851
First Commonwealth Financial	75,200	1,360
First Financial	37,179	1,672
First Horizon	183,400	3,068
FNB	111,400	1,709
FS KKR Capital	76,915	1,557
Fulton Financial	139,800	2,708
Genworth Financial, Cl A*	231,200	1,565
Golub Capital BDC	106,023	1,620
Great Southern Bancorp	27,200	1,703
Hancock Whitney	37,200	2,036
Hanmi Financial	96,700	1,973
Hope Bancorp	181,300	2,386
Horizon Bancorp	100,600	1,607
International Money Express*	122,900	2,730
Jackson Financial, Cl A	26,200	2,307
Mercantile Bank	35,500	1,717
MFA Financial‡	84,325	944
MGIC Investment	203,900	5,065
Mr Cooper Group*	36,600	3,290
Navient	124,700	2,046
New Mountain Finance	112,800	1,399
New York Community Bancorp	49,300	519
Oaktree Specialty Lending	44,631	805
OceanFirst Financial	55,200	1,003
OFG Bancorp	90,500	4,111
Old National Bancorp	136,600	2,735
PennantPark Investment	195,900	1,428
Peoples Bancorp	39,500	1,314
Popular	42,000	4,310
Preferred Bank	17,800	1,532
Premier Financial	59,400	1,505
QCR Holdings	19,900	1,521
Radian Group	113,000	4,192
Regional Management	38,100	1,246
Rithm Capital‡	216,400	2,512
Sixth Street Specialty Lending	64,000	1,336
Synovus Financial	50,400	2,356
Universal Insurance Holdings	47,900	949
Valley National Bancorp	171,700	1,442
WaFd	57,900	2,061
Zions Bancorp	63,200	3,266
		140,918

Health Care (8.2%)
Alkermes*	78,700	2,150
AMN Healthcare Services*	12,521	847
Amneal Pharmaceuticals*	191,000	1,400
Catalyst Pharmaceuticals*	90,000	1,552
Collegium Pharmaceutical*	48,200	1,859
Cross Country Healthcare*	50,400	919

LSV Small Cap Value Fund
	Shares	Value (000)
Health Care (continued)
Exelixis*	105,800	$2,481
Halozyme Therapeutics*	61,100	3,376
Harmony Biosciences Holdings*	66,200	2,242
Inmode*	24,900	451
Ironwood Pharmaceuticals, Cl A*	145,100	991
Jazz Pharmaceuticals*	13,625	1,502
Lantheus Holdings*	36,800	3,858
Organon	208,600	4,560
Patterson	113,000	2,853
Prestige Consumer Healthcare*	33,700	2,386
QuidelOrtho*	22,100	868
Select Medical Holdings	46,800	1,861
United Therapeutics*	9,600	3,008
		39,164

Industrials (13.3%)
ABM Industries	62,202	3,456
ACCO Brands	190,900	976
AGCO	32,400	3,059
American Woodmark*	18,600	1,900
Apogee Enterprises	35,900	2,464
ArcBest	12,300	1,550
Atkore	33,700	4,550
Covenant Logistics Group, Cl A	10,100	565
CSG Systems International	46,900	2,197
Deluxe	70,000	1,707
DNOW*	71,900	1,105
Ennis	60,900	1,452
Gates Industrial*	158,200	2,941
Griffon	40,800	2,940
Kelly Services, Cl A	58,300	1,372
Moog, Cl A	6,400	1,255
Mueller Industries	57,800	4,100
Oshkosh	37,400	4,064
Park-Ohio Holdings	16,500	515
Primoris Services	39,000	2,202
Quad	216,731	990
Quanex Building Products	58,460	1,953
Rush Enterprises, Cl A	58,950	3,007
Ryder System	32,100	4,499
Safe Bulkers	209,000	1,058
Sun Country Airlines Holdings*	128,300	1,681
Timken	14,100	1,226
Wabash National	104,800	2,252
WESCO International	8,300	1,452
		62,488

Information Technology (6.0%)
Adeia	118,800	1,396
Amkor Technology	110,600	3,612
Avnet	42,452	2,282

Schedule of Investments

July 31, 2024 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Information Technology (continued)
Cirrus Logic*	29,193	$3,809
Immersion	152,069	1,942
Information Services Group	171,203	594
Photronics*	81,000	2,059
Progress Software	18,900	1,104
Sanmina*	57,600	4,339
ScanSource*	45,525	2,370
TD SYNNEX	10,400	1,239
Vishay Intertechnology	48,500	1,179
Vontier	68,000	2,668
		28,593

Materials (4.6%)
AdvanSix	58,200	1,628
Berry Global Group	72,000	4,732
Chemours	36,600	884
Commercial Metals	31,500	1,893
Greif, Cl A	16,300	1,087
Ingevity*	29,700	1,363
Koppers Holdings	40,100	1,632
O-I Glass, Cl I*	88,300	1,179
SunCoke Energy	157,800	1,846
Sylvamo	54,100	3,988
Warrior Met Coal	31,000	2,142
		22,374

Real Estate (6.9%)
American Assets Trust‡	100,000	2,652
Apple Hospitality REIT‡	156,600	2,316
Brandywine Realty Trust‡	193,600	976
City Office REIT‡	130,200	787
Cousins Properties	78,000	2,146
CTO Realty Growth‡	94,350	1,894
EPR Properties‡	67,100	3,019
Franklin Street Properties‡	28,000	49
Gladstone Commercial‡	45,800	689
Global Medical REIT‡	186,100	1,777
Highwoods Properties‡	80,200	2,484
Industrial Logistics Properties Trust‡	85,200	438
Kilroy Realty‡	58,700	2,170
Kite Realty Group Trust‡	97,900	2,414
National Health Investors‡	17,100	1,280
Park Hotels & Resorts‡	123,600	1,862
Sabra Health Care REIT‡	161,700	2,625
Service Properties Trust‡	150,500	853
Tanger‡	37,100	1,072
Uniti Group‡	274,400	1,054
		32,557

Utilities (0.9%)
National Fuel Gas	46,900	2,748

LSV Small Cap Value Fund
	Shares	Value (000)
Utilities (continued)
UGI	57,500	$1,425
		4,173

TOTAL COMMON STOCK
(Cost $378,908)		461,172
	Face Amount (000)
Repurchase Agreement (2.9%)
South Street Securities
5.030%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $13,559 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $8,192, 0.750% - 4.875%, 11/15/2025 - 02/15/2033; total market value $13,828)	$13,557	13,557

TOTAL REPURCHASE AGREEMENT
(Cost $13,557)		13,557

Total Investments – 99.9%
(Cost $392,465)		$474,729

Percentages are based on Net Assets of $475,386 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl — Class
REIT — Real Estate Investment Trust

LSV-QH-004-2300

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